Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Automobile Components — 1.1%
Fras-Le SA	203,955	$683,375
Mahle-Metal Leve SA	163,878	735,120
		1,418,495
Broadline Retail — 1.1%
Magazine Luiza SA(a)	1,007,978	1,480,941
Capital Markets — 2.3%
Patria Investments Ltd., Class A	181,154	2,166,602
Vinci Partners Investments Ltd., Class A(b)	83,453	858,731
		3,025,333
Commercial Services & Supplies — 3.3%
GPS Participacoes e Empreendimentos SA(c)	1,227,323	3,255,563
Orizon Valorizacao de Residuos SA(a)	150,770	1,040,165
		4,295,728
Communications Equipment — 0.6%
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	297,241	741,522
Consumer Staples Distribution & Retail — 6.5%
Atacadao SA(a)	1,917,184	2,052,032
Grupo Mateus SA	1,681,479	1,936,686
Sendas Distribuidora SA(a)	4,096,942	4,357,869
		8,346,587
Diversified Consumer Services — 2.3%
Afya Ltd., Class A(a)	37,658	611,001
Cogna Educacao SA(a)	5,688,141	1,200,628
YDUQS Participacoes SA	749,491	1,106,150
		2,917,779
Electric Utilities — 4.1%
Alupar Investimento SA	480,342	2,184,243
Transmissora Alianca de Energia Eletrica SA	563,252	3,151,021
		5,335,264
Financial Services — 3.4%
Pagseguro Digital Ltd., Class A(a)	602,048	4,419,032
Food Products — 7.5%
BrasilAgro - Co. Brasileira de Propriedades Agricolas	156,305	612,044
Camil Alimentos SA	319,674	379,350
M Dias Branco SA	205,001	742,416
Marfrig Global Foods SA(a)	961,153	2,956,878
Minerva SA(a)	826,191	777,197
Sao Martinho SA	453,434	1,868,207
SLC Agricola SA	537,498	1,545,459
Tres Tentos Agroindustrial SA	377,022	845,931
		9,727,482
Ground Transportation — 1.5%
Simpar SA(a)	924,440	696,003
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,338,914	1,259,516
		1,955,519
Health Care Providers & Services — 2.6%
Fleury SA	746,352	1,612,581
Odontoprev SA	837,322	1,505,755
Oncoclinicas do Brasil Servicos Medicos SA(a)	684,195	244,485
		3,362,821
Hotels, Restaurants & Leisure — 1.9%
Smartfit Escola de Ginastica e Danca SA	799,624	2,389,516
Security	Shares	Value
Household Durables — 5.9%
Cury Construtora e Incorporadora SA	442,339	$1,496,077
Cyrela Brazil Realty SA Empreendimentos e Participacoes	848,156	2,576,834
Direcional Engenharia SA	394,414	1,884,623
Ez Tec Empreendimentos e Participacoes SA	300,451	627,188
MRV Engenharia e Participacoes SA(a)	1,194,179	1,026,111
		7,610,833
Independent Power and Renewable Electricity Producers — 2.5%
Auren Energia SA	1,470,371	2,387,569
Serena Energia SA, NVS(a)	848,459	864,422
		3,251,991
Insurance — 0.9%
IRB-Brasil Resseguros SA(a)	174,487	1,153,909
Interactive Media & Services — 0.7%
VTEX, Class A(a)	154,596	961,587
IT Services — 0.5%
LWSA SA(c)	1,082,718	669,411
Machinery — 1.1%
Marcopolo SA	619,520	646,620
Tupy SA	217,995	746,360
		1,392,980
Marine Transportation — 0.6%
Hidrovias do Brasil SA(a)	1,636,183	810,369
Metals & Mining — 2.5%
Cia. Brasileira de Aluminio(a)	688,481	714,021
Sigma Lithium Corp.(a)(b)	184,794	2,542,765
		3,256,786
Oil, Gas & Consumable Fuels — 3.4%
Brava Energia	984,871	3,250,821
Petroreconcavo SA	444,731	1,207,769
		4,458,590
Paper & Forest Products — 1.1%
Dexco SA	1,243,593	1,475,744
Real Estate Management & Development — 7.5%
Allos SA, NVS	1,151,977	3,710,496
Iguatemi SA	667,873	2,093,486
JHSF Participacoes SA	1,026,848	721,906
LOG Commercial Properties e Participacoes SA	4,488	14,956
Multiplan Empreendimentos Imobiliarios SA	819,426	3,211,352
		9,752,196
Specialty Retail — 6.5%
C&A Modas SA(a)	325,853	550,779
Grupo SBF SA	294,490	590,272
Lojas Renner SA	2,929,186	7,219,756
		8,360,807
Textiles, Apparel & Luxury Goods — 4.0%
Azzas 2154 SA	406,823	2,440,884
Grendene SA	955,173	819,155
Vivara Participacoes SA	357,966	1,343,384
Vulcabras SA	209,042	560,753
		5,164,176
Trading Companies & Distributors — 0.7%
Armac Locacao Logistica E Servicos SA	316,473	346,096
Mills Locacao Servicos e Logistica SA	324,445	502,025
		848,121

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Brazil Small-Cap ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Transportation Infrastructure — 4.1%
EcoRodovias Infraestrutura e Logistica SA	737,281	$653,122
Santos Brasil Participacoes SA	1,440,650	3,048,045
Wilson Sons SA, NVS	600,671	1,564,372
		5,265,539
Water Utilities — 3.6%
Cia de Saneamento de Minas Gerais Copasa MG	576,280	2,406,913
Cia De Sanena Do Parana	450,375	2,185,705
		4,592,618
Total Common Stocks — 83.8% (Cost: $119,073,258)		108,441,676
Preferred Stocks
Banks — 2.3%
Banco ABC Brasil SA, Preference Shares, NVS	220,997	740,477
Banco do Estado do Rio Grande do Sul SA, Class B, Preference Shares, NVS	613,618	1,099,389
Banco Pan SA, Preference Shares, NVS	926,536	1,097,959
		2,937,825
Chemicals — 2.2%
Braskem SA, Class A, Preference Shares, NVS	577,801	1,438,548
Unipar Carbocloro SA, Class B, Preference Shares, NVS	163,341	1,381,267
		2,819,815
Machinery — 2.9%
Marcopolo SA, Preference Shares, NVS	1,981,378	2,762,890
Randon SA Implementos e Participacoes, Preference Shares, NVS	547,714	930,335
		3,693,225
Metals & Mining — 6.4%
Bradespar SA, Preference Shares, NVS	773,263	2,363,433
Cia. de Ferro Ligas da Bahia FERBASA, Preference Shares, NVS	501,933	648,188
Metalurgica Gerdau SA, Preference Shares, NVS	2,023,530	3,827,246
Usinas Siderurgicas de Minas Gerais SA Usiminas, Class A, Preference Shares, NVS	1,411,230	1,433,090
		8,271,957
Textiles, Apparel & Luxury Goods — 0.4%
Alpargatas SA, Preference Shares, NVS	570,588	582,271
Security	Shares	Value
Water Utilities — 0.9%
Cia. De Sanena Do Parana, Preference Shares, NVS	1,251,500	$1,218,886
Total Preferred Stocks — 15.1% (Cost: $17,948,361)		19,523,979
Rights
Consumer Staples Distribution & Retail — 0.0%
Grupo Mateus SA (Expires 12/27/24, Strike Price BRL 7.38)(a)	28,266	470
Total Rights — 0.0% (Cost: $—)		470
Total Long-Term Investments — 98.9% (Cost: $137,021,619)		127,966,125
Short-Term Securities
Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(d)(e)(f)	2,522,528	2,523,789
Total Short-Term Securities — 2.0% (Cost: $2,524,022)		2,523,789
Total Investments — 100.9% (Cost: $139,545,641)		130,489,914
Liabilities in Excess of Other Assets — (0.9)%		(1,124,916)
Net Assets — 100.0%		$129,364,998

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Brazil Small-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$—	$2,524,627 (a)	$—	$(605)	$(233)	$2,523,789	2,522,528	$96,120 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	300,000	—	(300,000)(a)	—	—	—	—	2,916	—
				$(605)	$(233)	$2,523,789		$99,036	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Brazil Index	31	12/20/24	$1,500	$(98,428)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$108,441,676	$—	$—	$108,441,676
Preferred Stocks	19,523,979	—	—	19,523,979
Rights	470	—	—	470

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Brazil Small-Cap ETF

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$2,523,789	$—	$—	$2,523,789
	$130,489,914	$—	$—	$130,489,914
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(98,428)	$—	$—	$(98,428)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares